Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligations [Abstract]
Asset Retirement Obligations Reconciliation
The following presents a reconciliation of the Company's asset retirement obligations:

	December 31,
	2011	2010
	(in thousands)

Asset retirement obligations at beginning of year	$42,945	$33,135
Liabilities added from acquisitions	19,853	6,976
Liabilities added from drilling	1,277	309
Current year accretion expense	4,140	2,694
Settlements	(2,218)	(169)
Revision of estimates	5,145	-
Asset retirement obligations at end of year	$71,142	$42,945